MARKETABLE SECURITIES: (Schedule of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 8,678	$ 1,709	$ 1,709
Additions	17,114	10,006	10,006
Sale or maturity	(7,995)	$ (1,734)	(2,918)
Changes in fair value during the period	66		(119)
Balance at end of the period	$ 17,863		$ 8,678